Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, net	Property, Plant and Equipment, net
The carrying amount of Property, Plant and Equipment for the years ended December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Cost	(in thousands)
Land	$3,724	$3,724
Buildings	66,132	70,072
Computer equipment and software	689,979	550,119
Office furniture and fixtures	51,849	45,856
Laboratory equipment	55,111	56,217
Leasehold improvements	62,034	55,000
Motor vehicles	65	79
Total Cost	928,894	781,067
Less accumulated depreciation and asset write offs	(546,015)	(419,883)
Property, plant and equipment (net)	$382,879	$361,184

The depreciation expense recognized by the Company was $138.2 million, $126.1 million, and $106.4 million for the years ended December 31, 2024, 2023, and 2022, respectively.

The Company regularly updates its register of property, plant and equipment and during the year ended December 31, 2024 and the year ended December 31, 2023, certain fully depreciated assets were written off as they were no longer used by the Company.